Contractual Obligations - Summary of Contractual Obligations (Detail) - SEK (kr) kr in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Contractual Obligations [line items]
Other non-current liabilities		kr 1,587	kr 1,383
Trade payables		35,684	31,988
Contractual obligations [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	33,400	31,300
Lease obligations	[2]	10,600	10,900
Other non-current liabilities		1,600	1,400
Purchase obligations	[3]	27,600	15,200
Trade payables		35,700	32,000
Commitments for customer ﬁnance	[4]	47,300	26,900
Derivatives liabilities	[4]	800	200
Total		157,000	117,900
Contractual obligations [member] | 2022 [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	9,800	8,400
Lease obligations	[2]	2,600	2,600
Other non-current liabilities		0	100
Purchase obligations	[3]	23,200	12,000
Trade payables		35,700	32,000
Commitments for customer ﬁnance	[4]	34,400	26,900
Derivatives liabilities	[4]	400	100
Total		106,100	82,100
Contractual obligations [member] | Maturity between 1 and 3 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	10,400	10,800
Lease obligations	[2]	4,300	3,900
Other non-current liabilities		1,000	700
Purchase obligations	[3]	4,100	2,600
Trade payables		0	0
Commitments for customer ﬁnance	[4]	9,700	0
Derivatives liabilities	[4]	400	100
Total		29,900	18,100
Contractual obligations [member] | Maturity between 3 and 5 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	3,100	10,200
Lease obligations	[2]	2,300	2,500
Other non-current liabilities		0	0
Purchase obligations	[3]	300	600
Trade payables		0	0
Commitments for customer ﬁnance	[4]	3,200	0
Derivatives liabilities	[4]	0	0
Total		8,900	13,300
Contractual obligations [member] | 2027 and later[member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	10,100	1,900
Lease obligations	[2]	1,400	1,900
Other non-current liabilities		600	600
Purchase obligations	[3]	0	0
Trade payables		0	0
Commitments for customer ﬁnance	[4]	0	0
Derivatives liabilities	[4]	0	0
Total		kr 12,100	kr 4,400

[1]	Current and non-current debt, including interest commitments.
[2]	Future lease obligations, nominal lease liability, see also note C3 “Leases.”
[3]	The amounts of purchase obligations are gross, before deduction of any related provisions.
[4]	See also note F1 “Financial risk management.”